Other long-term investment (Details) - USD ($)		12 Months Ended
	May. 06, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cost-method Investments [Line Items]
Ownership		80.00%
Other long-term investment		$ 31,107,552	$ 241,648
Investment profit or loss		0	$ 0	$ 0
Beijing Ruihao Rongtong Real estate development Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost		$ 30,865,904
Ownership	80.00%	80.00%
Other long-term investment		$ 30,865,904
Payments to acquire other long-term investment	$ 30,865,904
Zhengzhou Lianhe Real Estate Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost		$ 241,648
Ownership		1.85%	1.85%
Other long-term investment		$ 241,648	$ 241,648